Secondary Mortgage Market Activities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Freddie Mac
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 97,808,232	$ 110,886,694
Federal Home Loan Bank
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 22,811,156	$ 21,928,662